Share capital - Schedule of warrants outstanding and exercise price (Details) - $ / shares	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of warrants [Line Items]
Exercise price of warrants outstanding	$ 10.20	$ 9.47	$ 5.80
Number of warrants outstanding	467,451	546,212	354,996
Warrants by expiry date at November 30, 2020
Disclosure of warrants [Line Items]
Exercise price of warrants outstanding	$ 2.61
Number of warrants outstanding	16,787
Warrants by expiry date at September 15, 2022
Disclosure of warrants [Line Items]
Exercise price of warrants outstanding	$ 4.42	$ 4.42
Number of warrants outstanding	199,005	199,005
Warrants by expiry date at August 1, 2021
Disclosure of warrants [Line Items]
Exercise price of warrants outstanding	$ 5.43
Number of warrants outstanding	4,476
Warrants by expiry date at September 11, 2023
Disclosure of warrants [Line Items]
Exercise price of warrants outstanding	$ 5.43
Number of warrants outstanding	22,382
Warrants by expiry date at January 5, 2020
Disclosure of warrants [Line Items]
Exercise price of warrants outstanding	$ 6.03	$ 6.03
Number of warrants outstanding	37,313	37,313
Warrants by expiry date at July 24, 2023
Disclosure of warrants [Line Items]
Exercise price of warrants outstanding	$ 13.07
Number of warrants outstanding	3,357
Warrants by expiry date at May 20, 2023
Disclosure of warrants [Line Items]
Exercise price of warrants outstanding	$ 16.08
Number of warrants outstanding	7,311
Warrants by expiry date at May 24, 2022
Disclosure of warrants [Line Items]
Exercise price of warrants outstanding	$ 18.09	$ 18.09
Number of warrants outstanding	163,535	163,733
Warrants by expiry date at May 4, 2025
Disclosure of warrants [Line Items]
Exercise price of warrants outstanding	$ 26.73
Number of warrants outstanding	3,730
Warrants by expiry date at May 10, 2025
Disclosure of warrants [Line Items]
Exercise price of warrants outstanding	$ 26.73
Number of warrants outstanding	1,865
Warrants by expiry date at May 17, 2025
Disclosure of warrants [Line Items]
Exercise price of warrants outstanding	$ 26.73
Number of warrants outstanding	3,730
Warrants by expiry date at May 31, 2025
Disclosure of warrants [Line Items]
Exercise price of warrants outstanding	$ 26.73
Number of warrants outstanding	1,865
Warrants by expiry date at January 16, 2026
Disclosure of warrants [Line Items]
Exercise price of warrants outstanding	$ 26.73
Number of warrants outstanding	1,722
Warrants by expiry date at January 20, 2026
Disclosure of warrants [Line Items]
Exercise price of warrants outstanding	$ 26.73
Number of warrants outstanding	373
Warrants by expiry date at October 20, 2019
Disclosure of warrants [Line Items]
Exercise price of warrants outstanding		$ 7.56
Number of warrants outstanding		11,970
Warrants by expiry date at November 1, 2019
Disclosure of warrants [Line Items]
Exercise price of warrants outstanding		$ 7.56
Number of warrants outstanding		69,240
Warrants by expiry date at November 14, 2019
Disclosure of warrants [Line Items]
Exercise price of warrants outstanding		$ 7.56
Number of warrants outstanding		52,532
Warrants by expiry date at November 21, 2019
Disclosure of warrants [Line Items]
Exercise price of warrants outstanding		$ 7.56
Number of warrants outstanding		10,263
Warrants by expiry date at December 12, 2019
Disclosure of warrants [Line Items]
Exercise price of warrants outstanding		$ 7.56
Number of warrants outstanding		1,084
Warrants by expiry date at December 29, 2019
Disclosure of warrants [Line Items]
Exercise price of warrants outstanding		$ 7.56
Number of warrants outstanding		1,072